Redeemable Convertible Preferred Stock and Redeemable Common Stock (Details) (Redeemable Convertible Preferred Stock)	9 Months Ended	12 Months Ended
	Sep. 30, 2012	Dec. 31, 2008	Aug. 31, 2008
Redeemable Convertible Preferred Stock
Redeemable Convertible Preferred Stock and Redeemable Common Stock (Textual) [Abstract]
Number of redeemable convertible preferred stock sold by company			427,985
Number of common stock owned by the investor	5,991,790	3,189,648